Withdrawal from Russian oil and gas activities (Details) - Russian Federation - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022
Schedule of interests in other entities [Line Items]
Revenue	$ (133)	$ (335)	$ (468)
Share of profit of joint ventures and associates	0	(1,614)	(1,614)
Interest and other income/(expenses)	(71)	(1,126)	(1,197)
Selling, distribution and administrative expenses	115	(219)	(104)
Depreciation, depletion and amortisation	163	(858)	(695)
Other	37	(83)	(46)
Income/(loss) before taxation	111	(4,235)	(4,124)
Taxation charge/(credit)	25	341	366
Income/(loss) for the period	136	$ (3,894)	$ (3,758)
Net foreign exchange loss	376
Decrease in lease expense	140
Sakhalin-2
Schedule of interests in other entities [Line Items]
Dividends received	$ 165